Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,655,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,002.36
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277232) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,098.62
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277232) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,642,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,387.53
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277232) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Senior Notes due 2056
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,911.90
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277232) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.